Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 15, 2024, the Original Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 7,187,500 founders shares to the Original Sponsor. As the underwriters’ over-allotment was exercised in full as part of the Initial Public Offering, none of the founder shares are subject to forfeiture.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the Lock-up.

On May 23, 2025, the Original Sponsor, the Sponsor and the Company (only for the purposes of facilitating the purchase and share transfer) entered into the 2025 Securities Purchase Agreement, pursuant to which the Original Sponsor agreed to sell, and the Sponsor agreed to purchase, 7,187,500 Class B ordinary shares, par value $0.0001 per share, and 5,043,750 Private Placement Warrants of the Company owned by the Original Sponsor for an aggregate purchase price of $6,467,500. The transactions contemplated by the 2025 Securities Purchase Agreement were consummated on May 27, 2025. At the Closing, the Original Sponsor delivered to the Sponsor an assignment of the Transferred Sponsor SPAC Securities against payment of the Closing Cash Purchase Price.

Convertible Promissory Note — Related Party

The Original Sponsor had agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest bearing, unsecured and due on demand. As of the Initial Public Offering, the loan was repaid and was no longer available to be drawn upon.

On June 16, 2025, the Company issued the 2025 Note to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,500,000 from the Sponsor. The 2025 Note bears no interest and is payable in full upon the consummation of the Company’s initial Business Combination (the “Maturity Date”). A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the 2025 Note may be accelerated. Upon consummation of a Business Combination, Sponsor shall have the option, but not the obligation, to convert up to $1,500,000 of the outstanding unpaid principal balance under the 2025 Note, into Private Placement Warrants at the purchase price of $1.00 per Private Placement Warrant, each such Private Placement Warrant exercisable to purchase one Class A ordinary share of the Company at $11.50 per share, subject to adjustment. If the Company does not consummate an initial Business Combination, the 2025 Note will be repaid solely to the extent the Company has funds available outside its trust account established in connection with the Company’s initial public offering. On June 18, 2025, September 19, 2025 and December 22, 2025, the Company borrowed $500,000, $1,500,000 and $500,000, respectively, under the 2025 Note. The proceeds of the 2025 Note will be used to provide the Company with general working capital. As of June 30, 2026 and December 31, 2025, there was $2,500,000 outstanding under the 2025 Note.

The Company accounts for the 2025 Note in accordance with ASC 470. The Company evaluated the embedded features of the 2025 Note and determined that the embedded derivative does not require bifurcation under applicable accounting guidance.

The 2025 Note was issued in a related-party transaction with the Sponsor that was not conducted at arm’s length and is therefore measured at amortized cost. The 2025 Note was issued at par and did not include a discount or premium at issuance. Accordingly, the initial carrying value of the 2025 Note was equal to the cash proceeds received from the holder, and the 2025 Note was recorded at its principal amount on the issuance date.

Promissory Note – Related Party

On February 18, 2026, the Company issued the February 2026 Note to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,000,000 from the Sponsor. On February 18, 2026, the Company borrowed $600,000 under the February 2026 Note and on March 27, 2026 the Company borrowed an additional $500,000 under the February 2026 Note. The proceeds of the February 2026 Note will be used to provide the Company with general working capital.

The February 2026 Note bears no interest and is payable in full upon the Maturity Date. A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the February 2026 Note may be accelerated. If the Company does not consummate an initial Business Combination, the February 2026 Note will be repaid solely to the extent the Company has funds available outside its trust account established in connection with the Company’s initial public offering.

As of June 30, 2026, and December 31, 2025, the Company had $1,100,000 and $0 outstanding under the February 2026 Note, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans, which would include any potential borrowings under the 2025 Note, may be convertible into private placement warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants.

Due from Related Party

As of June 30, 2026, the Company recorded a balance of $527 due from related party. The balance arose from an overpayment made in connection with amounts due under a promissory note with the Original Sponsor.

Non-Employee Director Compensation

On June 26, 2025, the Company adopted a Non-Employee Director Compensation Plan to attract and retain highly qualified individuals to serve as non-employee directors. Effective October 1, 2025, the Company began making cash payments to its non-employee directors for board service, with payments made in arrears to cover services provided since June 2025. For the three and six months ended June 30, 2026, the Company recognized $122,500 and $610,750, respectively, in director compensation expense within its unaudited condensed statements of operations. For the three and six months ended June 30, 2025, the Company recognized $45,727 in director compensation expense within its unaudited condensed statements of operations. The related accrued compensation, included in accrued expenses on the condensed balance sheets, was $70,000 and $45,727 as of June 30, 2026 and December 31, 2025, respectively. The Non-Employee Director Compensation Plan was terminated on June 16, 2026, and no further compensation is payable under the Non-Employee Director Compensation Plan.

Securities Purchase Agreement

On June 12, 2026, the Company entered into the 2026 Securities Purchase Agreements with the Sponsor, ReserveOne, Pubco and the SPA Investors. Pursuant to the 2026 Securities Purchase Agreements, upon the effectiveness of certain amendments to the Articles, among other things, the Sponsor has agreed to sell, and the SPA Investors have agreed to purchase an aggregate of 4,279,275 Class A ordinary shares issuable upon the conversion of the Sponsor’s Class B ordinary shares, which pursuant to the 2026 Securities Purchase Agreements, the Sponsor has agreed to convert to Class A ordinary shares and which the parties have agreed to continue to treat as “Founder Shares” as described in the 2026 Securities Purchase Agreements. The SPA Investors will purchase these Class A ordinary shares for a price per share equal to $3.33 (such purchased shares, the “Transferred Shares”) resulting in aggregate gross proceeds to the Sponsor of $14,250,000 (see Note 1. Description of Organization and Business Operations – Mutual Termination Agreement and Related Agreements).

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 15, 2024, the Original Sponsor made a capital contribution of $25,000, or approximately $0.004 per share, to cover certain of the Company’s expenses, for which the Company issued 7,187,500 founders shares to the Original Sponsor. As the underwriters’ over-allotment was exercised in full as part of the Initial Public Offering, none of the founder shares are subject to forfeiture.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any founder shares (the “Lock-up”). Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the Lock-up.

On May 23, 2025, the Original Sponsor, the Sponsor and the Company (only for the purposes of facilitating the purchase and share transfer) entered into the Securities Purchase Agreement, pursuant to which the Original Sponsor agreed to sell, and the Sponsor agreed to purchase, 7,187,500 Class B ordinary shares, par value $0.0001 per share, and 5,043,750 Private Placement Warrants of the Company owned by the Original Sponsor for an aggregate purchase price of $6,467,500. The transactions contemplated by the Securities Purchase Agreement were consummated on May 27, 2025. At the Closing, the Original Sponsor delivered to the Sponsor an assignment of the Transferred Sponsor SPAC Securities against payment of the Closing Cash Purchase Price.

Convertible Promissory Note — Related Party

The Original Sponsor had agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. The loan was non-interest bearing, unsecured and due on demand. As of the Initial Public Offering, the loan was repaid and was no longer available to be drawn upon.

On June 16, 2025, the Company issued a promissory note (the “Note”) to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,500,000 from the Sponsor. The Note bears no interest and is payable in full upon the consummation of the Company’s initial business combination (the “Maturity Date”). A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the Note may be accelerated. Upon consummation of a Business Combination, Sponsor shall have the option, but not the obligation, to convert up to $1,500,000 of the outstanding unpaid principal balance under this Note, into Private Placement Warrants at the purchase price of $1.00 per Private Placement Warrant, each such Private Placement Warrant exercisable to purchase one Class A ordinary share of the Company at $11.50 per share, subject to adjustment. If the Company does not consummate an initial business combination, the Note will be repaid solely to the extent the Company has funds available outside its trust account established in connection with the Company’s initial public offering. On June 18, 2025, September 19, 2025 and December 22, 2025, the Company borrowed $500,000, $1,500,000 and $500,000, respectively, under the Note. The proceeds of the Note will be used to provide the Company with general working capital. As of December 31, 2025 and 2024, there were $2,500,000 and $0, respectively, outstanding under the Note.

The Company accounts for the Note in accordance with ASC 470. The Company evaluated the embedded features of the Note and determined that the embedded derivative does not require bifurcation under applicable accounting guidance.

The Note was issued in a related-party transaction with the Sponsor that was not conducted at arm’s length and is therefore measured at amortized cost. The Note was issued at par and did not include a discount or premium at issuance. Accordingly, the initial carrying value of the Note was equal to the cash proceeds received from the holder, and the Note was recorded at its principal amount on the issuance date.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans, which would include any potential borrowings under the Note, may be convertible into private placement warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants.

Advance from Related Party

The Original Sponsor has advanced the Company $280,545 to be used for expenses related to the Initial Public Offering. Subsequently, the Original Sponsor advanced an additional $98,212 and $76,338 to the Company as of December 31, 2024 and during the year ended December 31, 2025, respectively. On April 4, 2025 and May 23, 2025, the Company repaid the Original Sponsor $378,757 and $51,898, respectively, of these outstanding advances.

As of December 31, 2025 and 2024, the Company had no advances from related party, respectively.

Related Party Contribution

During the year ended December 31, 2025, the Company recorded $24,440 as an advance from a related party for the payment of certain operating expenses on behalf of the Company. The advance was made by the Company’s Original Sponsor. Subsequent to the payment of these expenses, the Original Sponsor indicated that it does not intend to seek reimbursement from the Company.

Accordingly, the Company determined that the amount represents a capital contribution from the Original Sponsor rather than a payable. As a result, the Company reclassified the $24,440 from advance from related party to additional paid-in capital in the accompanying financial statements.

Due from Related Party

As of December 31, 2025, the Company recorded a balance of $527 due from related party. The balance arose from an overpayment made in connection with amounts due under a promissory note with the Original Sponsor.

Non-Employee Director Compensation

On June 26, 2025, the Company adopted a Non-Employee Director Compensation Plan to attract and retain highly qualified individuals to serve as non-employee directors. Effective October 1, 2025, the Company began making cash payments to its non-employee directors for Board service, with payments made in arrears to cover services provided since June 2025. For the year ended December 31, 2025 and 2024, the Company recognized $1,617,000 and $0, respectively, in director compensation expense within its statements of operations. The related accrued compensation, included in accrued expenses on the balance sheets, was $891,500 and $0 as of December 31, 2025 and 2024, respectively.